INCOME TAX (Details 5) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	$ 271,177	$ 148,614
Net deferred tax liabilities	(1,318,295)	(1,440,198)
Deferred tax liability (asset)	(1,047,118)	(1,291,584)
Arrendadora Financiera S.A. [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	94	299
Bagrícola Costa Rica S.A. [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	74	56
Net deferred tax liabilities		0
Grupo Agromercantil Holding [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets		0
Net deferred tax liabilities	(13,566)	(29,924)
Banca de Inversión Bancolombia S.A. [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets		0
Net deferred tax liabilities	(20,300)	(26,432)
Banco Agrícola S.A. [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	67,527	46,328
Net deferred tax liabilities		0
Bancolombia S.A. [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets		0
Net deferred tax liabilities	(1,245,807)	(1,368,062)
Banistmo S.A. y Filiales [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	198,958	96,533
Net deferred tax liabilities		0
BIBA Inmobiliaria S.A.S. [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets		0
Net deferred tax liabilities	(19)	(5)
Fiduciaria Bancolombia S.A. [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets		1,808
Net deferred tax liabilities	(4,265)	0
Inversiones CFNS S.A.S. [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets		0
Net deferred tax liabilities	(1,011)	(700)
Transportempo S.A.S [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	163	509
Net deferred tax liabilities		0
Valores Bancolombia S.A. [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	4,342	3,071
Net deferred tax liabilities		0
Valores Simesa S.A. [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets		0
Net deferred tax liabilities	(10,754)	(9,421)
Renting Colombia S.A. [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets		0
Net deferred tax liabilities	(22,450)	(5,466)
Valores Banagricola S.A. [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	19	10
Net deferred tax liabilities		0
Trust Fund "Lote Abelardo Castro" [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets		0
Net deferred tax liabilities	$ (123)	$ (188)